Annual Fund Operating Expenses	Dec. 30, 2025
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.59%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.33%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.58%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.64%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.40%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.30%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.63%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.36%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.30%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.32%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.27%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.10%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.95%
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.39%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.59%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.33%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.57%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.65%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.39%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.31%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.32%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.24%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.08%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.61%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.36%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.31%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.47%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.27%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.61%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.34%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.58%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.67%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.41%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.32%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.34%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.14%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.11%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.90%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.57%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[4]
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.38%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.32%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.45%

[1]	The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least January 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[2]	The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least January 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[3]	The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least January 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Restated to reflect current fees.